Stock-based Compensation (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2014	Feb. 14, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted			413,578	407,547	12,280
Restricted stock granted				310,926
Restricted stock granted, outside plan				250,203
Unrecognized stock-based compensation expense, options				$ 384,326,400
Unrecognized stock-based compensation expense, recognition period				2 years 3 months 7 days
Weighted average remaining Contractual term, stock options outstanding				9 years 1 month 17 days	7 years 10 months 24 days
Stock options vested, number of shares				0
Stock options exercised			0	376	0
Two Thousand Eight Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Stock Plan						21,067	8,853
Stock Options granted		0
Two Thousand Fourteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares contingent upon forfeiture, expiration or cancellation	20,543
Vesting percentage				25.00%
Employee option grants vest percentage on first anniversary				3 years
Description of share based award				The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years.
Two Thousand Fourteen Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period new issue of shares	47,493
Maximum term of options granted under Stock Plan				10 years
Incumbent Director Policy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted				2,703
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options				$ 32,336,300
Stock Option [Member] | Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted				7,511